Selling Expense - Schedule of Selling Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Selling Expense [Abstract]
Salaries and employment benefits	¥ 166,588		¥ 222,428	¥ 129,327
Advertising and marketing expenses	31,026		97,945	71,472
Rental and utilities expenses	15,358		13,781	6,961
Office expenses	4,086		5,623	5,877
Travelling expenses	1,911		3,734	1,689
Depreciation and amortizations	1,101		680	444
Share-based compensation expenses	1,041		(475)	10,642
Business development	827		761	384
Others	9,726		6,096	3,642
Total	¥ 231,664	$ 33,588	¥ 350,573	¥ 230,438